INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Assets	$ 962,537	$ 858,762	$ 718,817
Liabilities	843,284	754,547	630,174
Equity	102,607	91,669	78,574
Net income for the year	16,646	12,546	10,069
Centro de Compensacion Automatizado [Member]
Disclosure of associates [line items]
Assets	6,871	5,508	5,148
Liabilities	2,174	1,523	1,897
Equity	3,989	3,241	2,616
Net income for the year	708	744	635
Redbanc S.A. [Member]
Disclosure of associates [line items]
Assets	21,235	19,927	20,296
Liabilities	13,751	13,505	14,877
Equity	6,428	5,307	4,777
Net income for the year	1,056	1,115	642
Transbank S.A. [Member]
Disclosure of associates [line items]
Assets	822,487	710,475	601,627
Liabilities	765,683	660,957	561,325
Equity	48,709	44,309	35,278
Net income for the year	8,095	5,209	5,024
Sociedad interbancaria de Deposito de Valores S.A. [Member]
Disclosure of associates [line items]
Assets	3,720	3,204	2,714
Liabilities	60	103	58
Equity	2,858	2,435	2,093
Net income for the year	802	666	563
Sociedad Nexus S.A. [Member]
Disclosure of associates [line items]
Assets	32,669	30,038	23,153
Liabilities	18,888	19,229	13,682
Equity	10,354	8,898	7,730
Net income for the year	3,427	1,911	1,741
Servicios de infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Assets	17,913	29,258	17,631
Liabilities	6,414	18,258	7,800
Equity	10,963	9,906	10,869
Net income for the year	536	1,094	(1,038)
Administrador Financiero del Transantiago S.A. [Member]
Disclosure of associates [line items]
Assets	51,304	54,253	42,518
Liabilities	35,814	40,345	29,760
Equity	13,907	12,758	11,145
Net income for the year	1,583	1,150	1,613
Camara Compensacion de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Assets	6,338	6,099	5,730
Liabilities	500	627	775
Equity	5,399	4,815	4,066
Net income for the year	$ 439	$ 657	$ 889